Segment information and revenue (Entity-wide information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 82,443,156	¥ 89,198,492	¥ 74,623,575
Single customer [member]
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 52,190,120	¥ 59,766,489	¥ 38,651,385